Contingent liabilities and legal proceedings - Continuing matters relating to Dr Vijay Mallya and affiliales (Details) $ in Millions				12 Months Ended	60 Months Ended
	May 23, 2019 USD ($)	Nov. 16, 2017 USD ($) instalment	Feb. 25, 2016 USD ($) instalment	Jun. 30, 2025	Dec. 31, 2021
25 February agreement
Disclosure of contingent liabilities [line items]
Number of instalments | instalment			5
Dr Mallya | 25 February agreement
Disclosure of contingent liabilities [line items]
Committed payment relating to disengagement agreements			$ 75
Consideration payment period			5 years		5 years
Payment relating to disengagement agreements			$ 40
Amount payable in equal installments to Dr Mallya			7
Number of disputed instalments | instalment		2
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded	$ 135
Watson Limited | 25 February agreement
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings			$ 141
Damages related to breach of associated security documents		$ 142
Continental Administration Services Limited (CASL)
Disclosure of contingent liabilities [line items]
Damages awarded, co-surety percentage				50.00%